Offerings - Offering: 1	Mar. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 857,598,168
Fee Rate	0.01381%
Amount of Registration Fee	$ 118,434.31
Offering Note

(1)	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of February 2, 2026, by and among Peakstone Realty Trust (the “Company”), PKST OP, L.P. (the “Operating Partnership”), BSREP V Neon Pooling REIT L.P., BSREP V Neon Pooling Non-REIT L.P. and BSREP V Brookfield Neon Sub L.P., Neon REIT Merger Sub LLC, and Neon OP Merger Sub LLC.
	(i)	Title of each class of securities to which the transaction applies: common shares of beneficial interest, par value $0.001 per share, of the Company (“Company Common Stock”).
	(ii)	Aggregate number of securities to which the transaction applies: As of the close of business on March 4, 2026, the maximum number of shares of Company Common Stock to which this transaction applies is estimated to be 40,838,008, which consists of:
		(a)	37,187,359 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company restricted share units, entitled to receive the Company Merger Consideration;
		(b)	924,514 shares of Company Common Stock underlying outstanding Company restricted share units entitled to receive the Company Merger Consideration; and
		(c)	2,726,135 shares of Company Common Stock underlying Common Units of the Operating Partnership (as defined in the Eighth Amended and Restated Limited Partnership Agreement of the Operating Partnership, dated as of April 13, 2023, by and among the Company and the limited partners party thereto, as the same may be amended from time to time) which may be entitled to receive the Company Merger Consideration.
	(iii)	Per share price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on March 4, 2026, the underlying value of the transaction was calculated as the sum of:
		(a)	the product of 37,187,359 issued and outstanding shares of Company Common Stock, excluding shares underlying outstanding Company restricted share units, entitled to receive the Company Merger Consideration and the per share Company Merger Consideration of $21.00;
		(b)	the product of 924,514 shares of Company Common Stock underlying outstanding Company restricted share units and the per share Company Merger Consideration of $21.00; and
		(c)	the product of 2,726,135 shares of Company Common Stock underlying outstanding Common Units and the per share Company Merger Consideration of $21.00.
(such sum, the “Total Consideration”).
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the Total Consideration by 0.00013810.